Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis		$ 0
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis		44,959	$ 38,514
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis			1,252
Fair Value, Measurements, Recurring | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 44,581	44,959
Fair Value, Measurements, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	41,631
Fair Value, Inputs, Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis			0
Fair Value, Inputs, Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis			0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis		44,959	38,514
Fair Value, Inputs, Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis			1,252
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	44,581	44,959
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	41,631
Fair Value, Inputs, Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis		0	0
Fair Value, Inputs, Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis			$ 0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	$ 0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 0